Hedging Instruments - Summary of Effect of Cash Flow Hedges in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income(Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount of total hedging gain/(loss) recognized in the consolidated statement of other comprehensive income (loss)	$ 103,553	$ (53,886)	$ 10,668
Amount of gain/(loss) reclassified from the consolidated statement of other comprehensive income (loss) to the consolidated statement of operations	$ 23,141	$ (4,774)	$ 8,942